LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) (USD $)	Feb. 28, 2015	Feb. 28, 2014
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Long-term prepayments	$ 8,898,319	$ 989,454
Other non-current assets	296,149
Long-term prepayments and other non-current assets	$ 9,194,468	$ 989,454